Statement of Financial Position - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position
Total non-current assets	$ 1,245	$ 2,382
Total current assets	39,664,914	28,456,242
Total assets	39,666,159	28,458,624
Total current liabilities	6,064,179	5,931,676
Total liabilities	6,064,179	5,931,676
Total assets less liabilities	33,601,980	22,526,948
Issued capital	48,144,406	32,089,997
Accumulated losses	(14,542,426)	(9,563,049)
Total equity	$ 33,601,980	$ 22,526,948